Related Party Transactions and Balances	6 Months Ended
May 31, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
10.	RELATED PARTY TRANSACTIONS AND BALANCES

Fund advance to director and related parties:

		As of
	Relationship with the Group	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, and shareholder of the Company	21,264,851	13,772,246	1,757,426
Total		21,264,851	13,772,246	1,757,426

Balances represented the funds advanced to Ms. Wai Lau. The balance is unsecured and interest-free. During the period ended May 31, 2026 and the year ended of November 30, 2025, the company received payments and made payments on behalf of Ms. Wai Lau. The amount due from director, net in HK$13,772,246 (US$1,757,426) as of May 31, 2026 represented the fund advance to Ms. Wai Lau.